UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5047

Tax-Free Fund of Colorado
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
September 30, 2011
(unaudited)

Principal Amount	General Obligation Bonds (22.5%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Hospital (0.8%)

	Rangely, Colorado Hospital District Refunding
$2,000,000	5.500%, 11/01/22	Baa1/NR/NR	$2,092,800

	Metropolitan District (5.8%)

	Arapahoe, Colorado Park & Recreation District
1,070,000	5.000%, 12/01/17 NPFG Insured Pre-Refunded	A1/NR/NR	1,128,090

	Denver, Colorado International Business Center Metropolitan District No.1, Refunding
2,090,000	5.125%, 12/01/25	NR/BBB+/NR	2,063,980

	Foothills, Colorado Park & Recreational District
1,325,000	5.000%, 12/01/13 AGMC Insured Pre-Refunded	Aa2/NR/NR	1,335,004

	Fraser Valley, Colorado Metropolitan Recreational District
1,875,000	5.000%, 12/01/25	NR/A/NR	2,027,288

	Hyland Hills Metro Park & Recreation District, Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	745,395

	Lincoln Park, Colorado Metropolitan District, Refunding & Improvement
1,535,000	5.625%, 12/01/20	NR/BBB-/NR	1,559,176

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA+/NR	2,217,079

	Stonegate Village Metropolitan District, Colorado Refunding & Improvement
500,000	5.000%, 12/01/23 NPFG Insured	Baa1/A-/NR	531,680
900,000	5.000%, 12/01/24 NPFG Insured	Baa1/A-/NR	957,456

	North Metro Fire Rescue District, Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,319,544

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGMC Insured	NR/AA+/BBB+	2,240,880

	Total Metropolitan District		16,125,572

	School Districts (15.9%)

	Adams & Arapahoe Counties, Colorado Joint School District #28J
2,500,000	5.500%, 12/01/23	Aa2/AA-/NR	2,931,300

	Adams & Weld Counties, Colorado School District #27J
1,000,000	5.375%, 12/01/26 NPFG Insured	Aa2/AA-/NR	1,100,580

	Adams County, Colorado School District #12 (Adams 12 Five Star Schools)
1,170,000	5.000%, 12/15/12 NPFG Insured Pre-Refunded	Aa2/AA-/NR	1,181,045
830,000	5.000%, 12/15/12 NPFG Insured Pre-Refunded	Aa3/AA+/AAA	837,835

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.250%, 12/01/21 NPFG Insured Pre-Refunded	Aa1/AA/NR	1,057,170

	Boulder Larimer & Weld Counties, Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa2/AA+/NR	1,392,451
1,500,000	5.000%, 12/15/28	Aa2/AA-/NR	1,681,425

	Clear Creek, Colorado School District
1,000,000	5.000%, 12/01/16 AGMC Insured	Aa3/AA+/NR	1,048,560

	Denver, Colorado City & County School District No. 1
3,000,000	5.250%, 12/01/27	Aa2/AA-/NR	3,467,400
1,000,000	5.000%, 12/01/28 Series A	Aa2/AA-/NR	1,131,470

	Denver, Colorado City & County School District No. 1
1,900,000	3.000%, 12/01/23 Series C	Aa2/AA-/NR	1,944,802

	El Paso County, Colorado School District #20
1,500,000	5.000%, 12/15/14 NPFG Insured Pre-Refunded	Aa2/NR/NR	1,584,180
1,085,000	5.500%, 12/15/23 NPFG Insured Pre-Refunded	Aa2/NR/NR	1,206,281

	El Paso County, Colorado School District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,596,570

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,198,395

	El Paso County, Colorado School District #49
1,000,000	5.250%, 12/01/14 NPFG Insured Pre-Refunded	Aa2/AA-/NR	1,007,940

	Garfield County, Colorado School District
1,250,000	5.000%, 12/01/17 AGMC Insured Pre-Refunded	Aa2/NR/NR	1,317,863

	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,163,303

	Jefferson County, Colorado School District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured	Aa2/AA+/NR	3,352,890

	La Plata County, Colorado School District #9
1,500,000	5.000%, 11/01/18 NPFG Insured Pre-Refunded	NR/NR/NR*	1,575,570

	Pueblo County, Colorado School District #70
1,000,000	5.000%, 12/01/15 NPFG Insured Pre-Refunded	Aa2/AA-/NR	1,007,550
3,440,000	5.000%, 12/01/16 NPFG Insured Pre-Refunded	Aa2/AA-/NR	3,465,972

	Teller County, Colorado School District #2 Woodland Park
1,265,000	5.000%, 12/01/17 NPFG Insured Pre-Refunded	Aa2/AA-/NR	1,439,570

	Weld County, Colorado School District #2
1,315,000	5.000%, 12/01/15 AGMC Insured	Aa2/AA+/NR	1,367,508

	Weld County, Colorado School District #6
1,195,000	5.000%, 12/01/15 AGMC Insured Pre-Refunded	Aa2/AA+/NR	1,204,022

	Weld County, Colorado School District #8
1,115,000	5.000%, 12/01/15 AGMC Insured Pre-Refunded	Aa2/AA+/NR	1,176,202
1,385,000	5.250%, 12/01/17 AGMC Insured Pre-Refunded	Aa2/AA+/NR	1,465,025

	Total School Districts		43,902,879

	Total General Obligation Bonds		62,121,251

	Revenue Bonds (75.7%)

	Airport (3.8%)

	Denver, Colorado City & County Airport Revenue System, Series A
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,321,719
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,255,270

	Denver, Colorado City & County Airport Revenue System, Series A Refunding
4,340,000	5.000%, 11/15/24	A1/A+/A+	4,797,610

	Walker Field, Colorado Public Airport Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	1,012,080

	Total Airport		10,386,679

	Electric (3.2%)

	Colorado Springs, Colorado Utilities Revenue
1,660,000	5.000%, 11/15/17 Pre-Refunded	Aa2/AA/NR	1,747,615

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA/AA	2,166,320

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,041,860
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,030,020

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA/AA	1,475,964

	Colorado Springs, Colorado Utilities Revenue Subordinated Lien Improvement Series B
1,160,000	5.000%, 11/15/23	Aa2/AA/AA	1,232,999

	Total Electric		8,694,778

	Higher Education (23.5%)

	Adams State College, Colorado Auxiliary Facilities Revenue Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,097,280

	Adams State College, Colorado Auxiliary Facilities Revenue Refunding, Series B
3,000,000	4.500%, 05/15/29	Aa2/AA-/NR	3,117,450

	Boulder, Colorado Development Revenue UCAR
1,880,000	5.000%, 09/01/27 NPFG Insured	A2/A+/NR	1,896,995

	Colorado Educational & Cultural Facility Authority, Regis University Project
1,695,000	5.000%, 06/01/24 Radian Insured Pre-Refunded	NR/BBB/NR	1,894,044

	Colorado Educational & Cultural Facility Authority, Student Housing - Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,037,167

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,893,613
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,736,272

	Colorado Educational & Cultural Facility Authority, University of Colorado Foundation Project
2,110,000	5.000%, 07/01/17 AMBAC Insured Pre-Refunded	NR/NR/NR*	2,180,875
1,865,000	5.375%, 07/01/18 AMBAC Insured Pre-Refunded	NR/NR/NR*	1,932,811

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,152,460

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project, Series B
3,085,000	5.000%, 03/01/22 NPFG-FGIC Insured	A1/A+/NR	3,285,278

	Colorado Educational & Cultural Facility Authority, University of Denver Project, Series B Refunding
3,620,000	5.250%, 03/01/23 NPFG Insured	A1/A+/AA	3,865,762

	Colorado Mountain Jr. College District Student Housing Facilities Enterprise
1,000,000	4.500%, 06/01/18 NPFG Insured	Baa1/BBB/NR	1,024,670
1,825,000	5.000%, 06/01/23 NPFG Insured	Baa1/BBB/NR	1,852,977

	Colorado School of Mines Enterprise Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,598,798

	Colorado State Board of Governors University Enterprise System, Series A, Refunding and Improvement
425,000	5.000%, 03/01/17 Pre-Refunded	Aa3/NR/NR	452,995

	Colorado State Board of Governors University Enterprise System, Series A, Refunding and Improvement
1,105,000	5.000%, 03/01/17 AMBAC Insured	Aa3/NR/NR	1,156,051

	Colorado State Board of Governors University Enterprise System, Series A
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA+/NR	1,003,312

	Colorado State COP University of Colorado at Denver Health Sciences Center Fitzsimons Academic Projects Series B
3,135,000	5.250%, 11/01/25 NPFG Pre-Refunded	Baa1/AA-/NR	3,696,980

	Mesa State College, Colorado Auxiliary Facilities Enterprise
1,000,000	5.000%, 05/15/20 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,045,940

	Mesa State College, Colorado Auxiliary Facilities Enterprise
2,000,000	5.700%, 05/15/26 Pre-Refunded	NR/AA-/NR	2,526,060

	University of Colorado Enterprise System
2,325,000	5.000%, 06/01/15 AMBAC Insured Pre-Refunded	Aa2/AA-/NR	2,397,447
1,735,000	5.000%, 06/01/16 Pre-Refunded	Aa2/AA-/AAA	1,868,664
1,000,000	5.250%, 06/01/17 NPFG Insured Pre-Refunded	Aa2/AA-/NR	1,081,160
2,000,000	5.000%, 06/01/27	Aa2/AA-/AA+	2,234,000

	University of Colorado Enterprise System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa2/AA-/AA+	1,811,174

	University of Colorado Enterprise System, Refunding & Improvement
3,905,000	5.000%, 06/01/24 NPFG Insured	Aa2/AA-/AA+	4,190,143

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,150,263
2,940,000	5.000%, 06/01/28 Insured	Aa2/AA-/NR	3,245,290

	University of Northern Colorado Refunding
1,000,000	5.000%, 06/01/24 AGMC Insured	Aa3/AA+/NR	1,053,460

	Western State College, Colorado Institutional Enterprise, SHEIP, Series A
1,160,000	5.000%, 05/15/24 Insured	Aa2/AA-/NR	1,290,187

	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,120,705

	Total Higher Education		64,890,283

	Hospital (11.1%)

	Colorado Health Facility Authority Hospital Revenue, Adventist Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	Aa3/AA-/AA-	2,579,725

	Colorado Health Facility Authority Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	Aa2/AA+/AA	1,052,980

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project Refunding
1,575,000	5.250%, 06/01/19	A3/A-/NR	1,685,408
1,000,000	5.250%, 06/01/21	A3/A-/NR	1,052,560
2,000,000	5.250%, 06/01/24	A3/A-/NR	2,067,340

	Colorado Health Facility Authority Hospital Revenue, NCMC, Inc., Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AA+/A+	2,168,020

	Colorado Health Facility Authority Hospital Revenue, Poudre Valley Health Care Series F Refunding
4,760,000	5.000%, 03/01/25	A2/A/NR	4,816,168

	Colorado Health Facility Authority Hospital Revenue Refunding, Catholic Health, Series A
2,000,000	5.250%, 07/01/24	Aa2/AA/AA	2,206,840

	Colorado Health Facility Authority Hospital Revenue, Valley View Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/BBB+/NR	1,527,330

	Colorado Health Facility Authority, Catholic Health Initiatives, Series D
2,000,000	5.000%, 10/01/16	Aa2/AA/AA	2,327,940
1,000,000	6.000%, 10/01/23	Aa2/AA/AA	1,163,230

	Colorado Health Facility Authority, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA/AA-	3,247,680

	Denver, Colorado Health & Hospital Authority Healthcare, Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,107,480
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,555,725

	Park Hospital District Larimer County, Colorado Limited Tax Revenue
1,010,000	4.500%, 01/01/21 AGMC Insured	Aa3/AA+/NR	1,044,582

	Total Hospital		30,603,008

	Housing (1.6%)

	Colorado Housing & Finance Authority
170,000	6.050%, 10/01/16 Series 1999A3	Aa2/NR/NR	175,284
5,000	6.125%, 11/01/23 Series 1998D3	Aa2/NR/NR	5,233

	Colorado Housing & Finance Authority, Single Family Program Refunding
45,000	5.000%, 08/01/13 Series 2001 Series B	A1/A+/NR	44,919

	Colorado Housing Finance Authority, Single Family Mortgage
10,000	5.700%, 10/01/22 Series 2000C3	Aa2/AA/NR	10,158

	Colorado Housing & Finance Authority, Single Family Mortgage Class II
850,000	5.500%, 11/01/29	Aaa/AAA/NR	875,067

	Colorado Housing Finance Authority, Single Family Mortgage Class III Series A-5
2,495,000	5.000%, 11/01/34	A1/A+/NR	2,499,716

	Colorado Housing Finance Authority, Single Family Mortgage Subordinated
15,000	5.400%, 10/01/12 Series 2000D	A1/A+/NR	15,089

	Colorado Housing and Finance Authority, Multi-Family Project C1-II Series A-2
885,000	5.400%, 10/01/29	Aa2/AA/NR	919,196

	Total Housing		4,544,662

	Lease (18.3%)

	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,874,306
500,000	5.000%, 12/01/25	Aa3/A+/NR	537,260

	Adams County, Colorado Corrections Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,713,024
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,286,304

	Aurora, Colorado COP, Refunding
1,500,000	5.000%, 12/01/26 Series A	Aa2/AA-/NR	1,646,100

	Brighton, Colorado COP Refunding
1,865,000	5.000%, 12/01/24 Series A AGMC Insured	Aa3/AA+/NR	2,041,131

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,094,700

	Colorado Educational & Cultural Facilities Authority, Aurora Academy Project
1,255,000	5.250%, 02/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,255,188

	Colorado Educational & Cultural Facilities Authority, Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 Radian Insured	NR/NR/NR*	930,060

	Colorado Educational & Cultural Facilities Authority, Charter School - James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 AGC Insured	NR/AA+/NR	3,020,880

	Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School, Refunding
1,500,000	5.250%, 08/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,512,165

	Colorado State Higher Education Capital Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,322,350
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	1,867,737

	Denver, Colorado City and County COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,297,966

	Denver, Colorado City and County COP (Roslyn Fire)
1,835,000	5.000%, 12/01/15 Pre-Refunded	Aa1/AA+/AA	1,848,854

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,277,304

	El Paso County, Colorado COP (Judicial Complex Project) Series A
1,820,000	4.500%, 12/01/26 AMBAC Insured	NR/AA-/NR	1,868,139

	El Paso County, Colorado COP (Pikes Peak Regional Development Authority)
1,925,000	5.000%, 12/01/18 AMBAC Insured	NR/AA-/NR	2,061,386

	Fort Collins, Colorado Lease COP Series A
3,020,000	4.750%, 06/01/18 AMBAC Insured	Aa1/NR/NR	3,271,234

	Fremont County, Colorado COP Refunding & Improvement Series A
2,075,000	5.000%, 12/15/18 NPFG Insured	Baa1/BBB/NR	2,148,538

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,064,740

	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,097,408

	Northern Colorado Water Conservancy District COP
1,000,000	5.000%, 10/01/15 NPFG Insured	Baa1/AA-/NR	1,027,240

	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGMC Insured	Aa3/AA+/NR	2,453,771

	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGMC Insured	Aa3/AA+/NR	2,359,683
1,000,000	5.000%, 12/15/28 AGMC Insured	Aa3/AA+/NR	1,054,250

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	Aa3/AA+/NR	1,584,222

	Total Lease		50,515,940

	Sales Tax (4.8%)

	Boulder, Colorado Open Space Capital Improvement
1,630,000	5.000%, 07/15/17 NPFG Insured Pre-Refunded	Aa1/AA/NR	1,690,245

	Boulder County, Colorado Open Space Capital Improvement Series A
1,500,000	5.000%, 01/01/24 AGMC Insured	Aa3/AA+/NR	1,597,605

	Commerce City, Colorado Sales & Use Tax Revenue
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/A+/NR	1,076,560

	Gypsum County, Colorado Sales Tax & General Fund Revenue
1,690,000	5.250%, 06/01/30 AGMC Insured	NR/AA+/NR	1,761,098

	Jefferson County, Colorado Open Space Sales Tax
1,600,000	5.000%, 11/01/13 AMBAC Insured Pre-Refunded	Aa2/AA-/AA	1,605,616
1,080,000	5.000%, 11/01/14 AMBAC Insured Pre-Refunded	Aa2/AA-/AA	1,083,791

	Park Meadows Business Implementation District, Colorado Shared Sales Tax Revenue
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,387,830

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,356,463

	Steamboat Springs, Colorado Redevelopment Authority Tax Increment Refunding & Improvement, Base Area Redevelopment Project
1,575,000	4.500%, 12/01/26	A1/NR/NR	1,677,076

	Total Sales Tax		13,236,284

	Transportation (1.3%)

	Regional Transportation District, Colorado COP, Series A
3,500,000	5.000%, 06/01/25 AMBAC Insured	Aa3/A-/AA-	3,635,870

	Total Transportation		3,635,870

	Water & Sewer (6.0%)

	Aurora, Colorado Water Improvement Revenue First Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA	1,368,600

	Broomfield, Colorado Sewer and Waste Water Revenue
1,985,000	5.000%, 12/01/15 AMBAC Insured	A1/NR/NR	2,017,217

	Broomfield, Colorado Water Activity Enterprise
1,500,000	5.300%, 12/01/12 NPFG Insured	Aa3/NR/NR	1,520,430
1,730,000	5.250%, 12/01/13 NPFG Insured	Aa3/NR/NR	1,753,286

	Colorado Water Resource & Power Development Authority
2,675,000	5.000%, 09/01/16 NPFG Insured	Baa1/BBB/NR	2,859,682
1,855,000	5.000%, 09/01/17 NPFG Insured	Baa1/BBB/NR	1,967,543

	Colorado Water Resource & Power Development Authority Clean Water Revenue Series A
260,000	5.000%, 09/01/12 Un-Refunded portion	Aaa/AAA/AAA	260,876

	Denver, Colorado City and County Wastewater Revenue
1,560,000	5.000%, 11/01/15 NPFG Insured	Aa2/AAA/AAA	1,636,003

	Erie, Colorado Water Enterprise Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	Aa3/NR/NR	1,092,210

	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	Aa2/AA-/NR	1,993,766

	Total Water & Sewer		16,469,613

	Miscellaneous Revenue (2.1%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A-/NR	1,040,040

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,844,224

	Colorado Educational & Cultural Facility Authority Revenue Charter School, Colorado Springs Charter Academy
2,915,000	5.250%, 07/01/28	NR/A/NR	2,783,504

	Total Miscellaneous Revenue		5,667,768

	Total Revenue Bonds		208,644,885

	Total Investments (cost $257,934,423-note b)	98.2%	270,766,136
	Other assets less liabilities	1.8	5,006,875
	Net Assets	100.0%	$275,773,011

* Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or credit rating agency") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

Percent of
Portfolio Distribution By Quality Rating	Investments 1
Aaa of Moody's or AAA of S&P or Fitch	1.0%
Pre-Refunded Bonds 2 / Escrowed to Maturity Bonds	17.7
Aa of Moody's or AA of S&P or Fitch	51.5
A of Moody's or S&P or Fitch	20.0
Baa of Moody's or BBB of S&P or Fitch	8.7
Not rated*	1.1
100.0%

1 Where applicable, calculated using the highest rating of the three NRSRO.

2 Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program
UCAR - University Corporation for Atmospheric Research

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
September 30, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $257,889,449 amounted to $12,876,687, which consisted of aggregate gross unrealized appreciation of $13,343,249 and aggregate gross unrealized depreciation of $466,562.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	270,766,136
Level 3 – Significant Unobservable Inputs	-
Total	$270,766,136
 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 21, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 21, 2011